TYPE                13F-HR
PERIOD              09/30/00
FILER
     CIK            0000898373
     CCC            6u$fhfxf
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-3545

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: SEPTEMBER 30,2000

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       NOVEMBER 10, 2000
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        28

Form 13F Information Table Value Total:    $  214,035
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                                        FORM 13F INFORMATION TABLE
                                                        VALUE      SHARES/   SH/   PUT/INVSTMT  OTHER           VOTING AUTHORITY
       NAME  OF ISSUER        TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT   PRN   CALLDSCRETN  MANAGERS   SOLE   SHARED    NONE
------------------------------------------------------- ----------- ------------------------------------------------------ --------
3DFX INTERACTIVE INC.         COM            88553X103       16,408 3,365,695  SH       OTHER   01                3,365,695
ACTION PERFORMANCE            COM            004933107          186    54,000  SH       OTHER   01                   10,000 44,000
ACTIVISION                    COM            004930202       28,651 1,910,060  SH       OTHER   01                1,910,060
ALCOA INC.                    COM            013817101        6,564   259,300  SH       OTHER   01                  259,300
BOWNE AND COMPANY INC.        COM             103043105      14,614 1,498,900  SH       OTHER   01                1,498,900
Brookstone Inc.               COM             114537103       9,721   694,350  SH       OTHER   01                  694,350
CAMBELL RESOURCES INC         COM             134422104         734 1,305,350  SH       OTHER   01                1,305,350
CASY GENERAL STORES, INC.     COM             147528103      46,454 3,573,363  SH       OTHER   01                3,573,363
C-CUBE MICROSYSTEMS INC NE    COM             125015107       3,225   157,300  SH       OTHER   01                  157,300
CHILDRENS PLACE               COM             168905107       1,506    58,500  SH       OTHER   01                   13,000 45,500
CHOICEPOINT INC.              COM             170388102      14,506   316,200  SH       OTHER   01                  316,200
Digital Island 6% 2/15/05     SUB NT CV      25385NAA9          288     5,000  SH       OTHER   01                    5,000
ESTEE LAUDER COS. INC.        PUT             518439954       3,663   100,000  SH  PUT  OTHER   01                  100,000
HARMONIC LIGHTWAYS            COM             413160102       2,049    85,366  SH       OTHER   01                   85,366
Homestake Mining Co.          COM             437614100       2,806   541,000  SH       OTHER   01                  541,000
Internet Cap Group 5.5% 12    SUB NT CV      46059CAA4          514    10,000  SH       OTHER   01                   10,000
LAUNCH MEDIA                  COM             518567102       3,264   479,100  SH       OTHER   01                  479,100
LERNOUT & HAUSPIE SPEECH      PUT            B5628B954          656    50,000  SH  PUT  OTHER   01                   50,000
Metromedia Intl Group 7.25    PFD CONV        591695200         444    18,000  SH       OTHER   01                   18,000
NASDAQ 100 SHARES             COM             631100104      40,353   455,000  SH       OTHER   01                  189,900265,100
OPEN TEXT                     COM             683715106       1,079    55,700  SH       OTHER   01                   55,700
OPTA Food Ingredients Inc.    COM            68381N105        1,870   880,000  SH       OTHER   01                  880,000
RUBIO'S RESTURANT INC.        COM            78116B102        4,441   747,950  SH       OTHER   01                  747,950
S THREE INC.                  COM             784849101       2,621   254,200  SH       OTHER   01                  254,200
STREAMLINE.COM INC.           COM             863239109         320   640,100  SH       OTHER   01                  640,100
THE STREET.COM INC.           COM            88368Q103        6,140 1,364,338  SH       OTHER   01                1,364,338
TII INDUSTRIES                COM             872479209         640   315,300  SH       OTHER   01                  315,300
TRIKON                        COM             896187408         318    22,500  SH       OTHER   01                   22,500

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